KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
KEY MANAGEMENT PERSONNEL COMPENSATION.
Summary of total remuneration paid to Directors and Key Management Personnel

	2018	2017	2016
Year ended 31 December	US$	US$	US$’000
Short term wages and benefits	2,504	1,444	1,298
Share-based payments (equity or cash settled)	180	1,429	2,025
Post-employment benefit	49	53	49
Termination benefits	285	—	—
	3,018	2,926	3,372